Vessels, net (Tables)	12 Months Ended
Dec. 31, 2018
Vessels, net [Abstract]
Vessels, net
	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2016	$95,550	-	$95,550
Additions	672,300	-	672,300
Vessels sold	(3,900)	104	(3,796)
Depreciation	-	(14,966)	(14,966)
Balance, December 31, 2017	$763,950	$(14,862)	$749,088
Additions	199,243	-	199,243
Right-of-use assets	171,500	-	171,500
Depreciation	-	(25,881)	(25,881)
Impairment loss	(24,774)	7,739	(17,035)
Vessels sold	(322,905)	1,322	(321,583)
Balance, December 31, 2018	$787,014	$(31,682)	$755,332